Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	138,000,000	138,000,000	138,000,000
Common stock, shares issued	16,804,476	15,189,091	14,504,193
Common stock, shares outstanding	16,804,476	15,189,091	14,504,193
Shares subject to possible redemption	99,734,543	99,734,543	58,948,067
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	99,734,554	99,734,554	99,734,554
Temporary Equity, Shares Issued	99,734,543	99,734,543	58,948,067
Temporary Equity, Liquidation Preference	$ 163,834	$ 163,834	$ 96,834
DYNAMICS SPECIAL PURPOSE [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member]
Per share subject to possible redemption	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,715,500	23,715,500
Common stock, shares outstanding	715,500	715,500
Shares subject to possible redemption	23,000,000	23,000,000
Shares Issued, Price Per Share	$ 10	$ 10
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Shares subject to possible redemption		5,750,000